Organization and Business Overview - Schedule of Group Reorganization and Details of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Victory Hero Capital Limited (“Victory Hero”) [Member]
Schedule of Group Reorganization and Details of Subsidiaries [Line Items]
Background	A BVI companyIncorporated on August 14, 2025Issued share capital of US$1
Ownership	Wholly-owned by the Company
Principal activities	Investment holding
Power Sweet Home Limited (“Power Sweet”) [Member]
Schedule of Group Reorganization and Details of Subsidiaries [Line Items]
Background	A BVI companyIncorporated on April 22, 2025Issued share capital of US$1
Ownership	Wholly-owned by the Company
Principal activities	Inactive
Wching Tech Ltd Co. Limited (“Wching HK”) [Member]
Schedule of Group Reorganization and Details of Subsidiaries [Line Items]
Background	A Hong Kong companyIncorporated on April 20, 2012Issued share capital of HK$10,000
Ownership	Wholly-owned by Victory Hero
Principal activities	Provision of customized software solutions, cloud-based software-as-a-service (“SaaS”) services, andwhite-labelled software design and development services
Wching Zhichuang Information Technology (Shenzhen) Co., Limited.* (“Wching SZ”) [Member]
Schedule of Group Reorganization and Details of Subsidiaries [Line Items]
Background	People’s Republic of China (“PRC”) companyIncorporated on June 27, 2025Issued capital of RMB100,000	[1]
Ownership	Wholly-owned by Wching HK	[1]
Principal activities	Inactive	[1]

[1]	For translation purposes only.